Commitments and contingencies and other legal matters (Details Narrative)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 GBP (£)	May 02, 2025 GBP (£)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 GBP (£)
Product Liability Contingency [Line Items]
Other current liabilities				$ 143,073
Former Employees [Member]
Product Liability Contingency [Line Items]
Other current liabilities	560,500
UNITED KINGDOM | Loan Agreement [Member]
Product Liability Contingency [Line Items]
Other current liabilities | £			£ 350,000		£ 350,000
UNITED KINGDOM | Former Employees [Member]
Product Liability Contingency [Line Items]
Other current liabilities	197,500
BRAZIL
Product Liability Contingency [Line Items]
Other current liabilities	317,000
BRAZIL | Former Employees [Member]
Product Liability Contingency [Line Items]
Other current liabilities	317,000
ARGENTINA
Product Liability Contingency [Line Items]
Principal amount | £		£ 203,140
ARGENTINA | Former Employees [Member]
Product Liability Contingency [Line Items]
Other current liabilities	$ 30,000